SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Segments [Line Items]
Revenue	$ 121,724	$ 150,509
Salaries, wages and benefits	32,124	32,903
Direct costs	72,856	72,007
Depreciation and depletion	31,495	38,412
Royalties	2,034	1,653
Write down of inventory to NRV	576	2,026
Total cost of sales	139,085	147,001
Severance costs	4,589
Earnings (loss) before taxes	(44,004)	(17,711)
Current income tax expense (recovery)	2,702	4,477
Deferred income tax expense (recovery)	1,360	(9,749)
Total income tax expense (recovery)	4,062	(5,272)
Net earnings (loss)	(48,066)	(12,439)
Silver revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	66,054	85,480
Gold revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	55,670	65,029
mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	18,615	19,793
Direct costs	45,094	44,245
processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	4,782	4,910
Direct costs	20,235	21,584
administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	8,191	8,056
Direct costs	7,081	5,892
stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	195	(93)
depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	31,273	37,892
change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	341	237
Direct costs	446	286
Depreciation and depletion	222	520
Corporate [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Salaries, wages and benefits	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Severance costs	0
Earnings (loss) before taxes	(10,053)	(8,079)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	0
Net earnings (loss)	(10,053)	(8,079)
Corporate [Member] | Silver revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Corporate [Member] | Gold revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Corporate [Member] | mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Corporate [Member] | depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	0
Corporate [Member] | change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Exploration [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Severance costs	0
Earnings (loss) before taxes	(12,001)	(12,258)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	0
Net earnings (loss)	(12,001)	(12,258)
Exploration [Member] | Silver revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Exploration [Member] | Gold revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	0	0
Exploration [Member] | mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Exploration [Member] | depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	0
Exploration [Member] | change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Revenue	44,700	39,229
Salaries, wages and benefits	11,697	10,237
Direct costs	30,330	30,022
Depreciation and depletion	14,096	23,117
Royalties	1,410	1,123
Write down of inventory to NRV	0	2,026
Total cost of sales	57,533	66,525
Severance costs	0
Earnings (loss) before taxes	(12,833)	(27,296)
Current income tax expense (recovery)	551	642
Deferred income tax expense (recovery)	3,779	(7,475)
Total income tax expense (recovery)	4,330	(6,833)
Net earnings (loss)	(17,163)	(20,463)
Guanacevi [Member] | Silver revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	36,062	32,267
Guanacevi [Member] | Gold revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	8,638	6,962
Guanacevi [Member] | mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	7,331	5,382
Direct costs	20,649	20,332
Guanacevi [Member] | processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,764	1,644
Direct costs	7,843	6,783
Guanacevi [Member] | administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	2,871	2,580
Direct costs	2,699	1,886
Guanacevi [Member] | stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	49	(31)
Guanacevi [Member] | depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	13,869	22,352
Guanacevi [Member] | change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	(318)	662
Direct costs	(861)	1,021
Depreciation and depletion	227	765
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Revenue	32,410	39,805
Salaries, wages and benefits	8,478	8,113
Direct costs	17,294	18,161
Depreciation and depletion	3,631	861
Royalties	181	190
Write down of inventory to NRV	0	0
Total cost of sales	29,584	27,325
Severance costs	0
Earnings (loss) before taxes	2,826	12,480
Current income tax expense (recovery)	1,879	2,507
Deferred income tax expense (recovery)	(3,170)	(1,530)
Total income tax expense (recovery)	(1,291)	977
Net earnings (loss)	4,117	11,503
Bolanitos [Member] | Silver revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	10,707	14,310
Bolanitos [Member] | Gold revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	21,703	25,495
Bolanitos [Member] | mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	4,871	5,102
Direct costs	9,715	10,716
Bolanitos [Member] | processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,151	1,065
Direct costs	5,365	6,590
Bolanitos [Member] | administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,993	2,360
Direct costs	1,308	1,670
Bolanitos [Member] | stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	49	(31)
Bolanitos [Member] | depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	3,609	931
Bolanitos [Member] | change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	414	(383)
Direct costs	906	(815)
Depreciation and depletion	22	(70)
El Cubo [Member]
Disclosure Of Segments [Line Items]
Revenue	32,282	71,475
Salaries, wages and benefits	9,741	14,553
Direct costs	17,435	23,824
Depreciation and depletion	7,146	14,434
Royalties	152	340
Write down of inventory to NRV	0	0
Total cost of sales	34,474	53,151
Severance costs	4,589
Earnings (loss) before taxes	(6,781)	18,324
Current income tax expense (recovery)	135	1,328
Deferred income tax expense (recovery)	881	(1,043)
Total income tax expense (recovery)	1,016	285
Net earnings (loss)	(7,797)	18,039
El Cubo [Member] | Silver revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	17,542	38,903
El Cubo [Member] | Gold revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	14,740	32,572
El Cubo [Member] | mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	5,945	9,309
Direct costs	9,873	13,197
El Cubo [Member] | processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,301	2,201
Direct costs	4,851	8,211
El Cubo [Member] | administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	2,254	3,116
Direct costs	2,402	2,336
El Cubo [Member] | stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	49	(31)
El Cubo [Member] | depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	6,960	14,609
El Cubo [Member] | change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	192	(42)
Direct costs	309	80
Depreciation and depletion	186	(175)
El Compas [Member]
Disclosure Of Segments [Line Items]
Revenue	12,332	0
Salaries, wages and benefits	2,208	0
Direct costs	7,797	0
Depreciation and depletion	6,622	0
Royalties	291	0
Write down of inventory to NRV	576	0
Total cost of sales	17,494	0
Severance costs	0
Earnings (loss) before taxes	(5,162)	(882)
Current income tax expense (recovery)	137	0
Deferred income tax expense (recovery)	(130)	299
Total income tax expense (recovery)	7	299
Net earnings (loss)	(5,169)	(1,181)
El Compas [Member] | Silver revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	1,743	0
El Compas [Member] | Gold revenue [Member]
Disclosure Of Segments [Line Items]
Revenue	10,589	0
El Compas [Member] | mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	468	0
Direct costs	4,857	0
El Compas [Member] | processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	566	0
Direct costs	2,176	0
El Compas [Member] | administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,073	0
Direct costs	672	0
El Compas [Member] | stock based compensation [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	48	0
El Compas [Member] | depreciation and depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	6,835	0
El Compas [Member] | change in inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	53	0
Direct costs	92	0
Depreciation and depletion	$ (213)	$ 0